SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2019
Operating Segments [Abstract]
Schedule of Segment Reporting Information, by Segment
The following table summarizes certain financial data for ArcelorMittal’s operations by reportable segments.

	NAFTA		Brazil	Europe	ACIS	Mining	Others [1]	Elimination	Total
Year ended December 31, 2019
Sales to external customers	18,478		6,927	37,487	6,487	1,165	71	—	70,615
Intersegment sales [2]	77		1,186	234	350	3,672	353	(5,872)	—
Operating income (loss)	(1,259)		846	(1,107)	(25)	1,215	(295)	(2)	(627)
Depreciation and amortization	(570)		(274)	(1,256)	(364)	(448)	(155)	—	(3,067)
Impairment	(1,300)		—	(525)	(102)	—	—	—	(1,927)
Capital expenditures	727		328	1,353	513	480	171	—	3,572
Year ended December 31, 2018
Sales to external customers	20,145		7,041	40,247	7,506	1,009	85	—	76,033
Intersegment sales [2]	187		1,670	241	455	3,202	307	(6,062)	—
Operating income (loss)	1,889		1,356	1,632	1,094	860	(247)	(45)	6,539
Depreciation and amortization	(522)		(298)	(1,195)	(311)	(418)	(55)	—	(2,799)
Bargain purchase gain[3]	—	—	—	209	—	—	—	—	209
Impairment	—		(86)	(908)	—	—	—	—	(994)
Capital expenditures	669		244	1,336	534	485	37	—	3,305
Year ended December 31, 2017
Sales to external customers	17,893		6,571	35,825	7,323	985	82	—	68,679
Intersegment sales [2]	104		1,184	383	298	3,048	303	(5,320)	—
Operating income (loss)	1,185		697	2,359	508	991	(288)	(18)	5,434
Depreciation and amortization	(518)		(293)	(1,201)	(313)	(416)	(27)	—	(2,768)
Impairment	—		—	—	(206)	—	—	—	(206)
Capital expenditures	466		263	1,143	427	495	25	—	2,819
1. Others include all other operational and non-operational items which are not segmented, such as corporate and shared services, financial activities, and shipping and logistics.
2. Transactions between segments are reported on the same basis of accounting as transactions with third parties except for certain mining products shipped internally and reported on a cost plus basis.
3. See note 2.2.4.

Reconciliation of Operating Income (Loss) to Net Income
The reconciliation from operating income to net income (including non-controlling interests) is as follows:

	Year ended December 31,
	2019	2018	2017
Operating (loss)/income	(627)	6,539	5,434
Income from investments in associates and joint ventures	347	652	448
Financing costs - net	(1,652)	(2,210)	(875)
(Loss) income before taxes	(1,932)	4,981	5,007
Income tax expense (benefit)	459	(349)	432
Net (loss) income (including non-controlling interests)	(2,391)	5,330	4,575

Schedule of Geographical Areas
Non-current assets[1] per significant country:

	December 31,
	2019	2018
Americas
Canada	5,336	5,187
Brazil	4,254	4,259
United States	2,878	4,022
Mexico	1,408	1,163
Argentina	266	252
Venezuela	17	10
Others	16	19
Total Americas	14,175	14,912

Europe
France	4,293	4,363
Germany	2,665	2,607
Belgium[2]	2,695	2,526
Poland	2,508	2,356
Ukraine	2,674	2,219
Spain	1,920	1,971
Italy	1,488	1,365
Luxembourg	1,231	1,229
Bosnia and Herzegovina	188	205
Romania[2]	62	86
Czech Republic[2]	31	24
Others	165	235
Total Europe	19,920	19,186

Asia & Africa
Kazakhstan	1,519	1,309
South Africa	568	625
Liberia	157	148
Morocco	92	93
Others	128	107
Total Asia & Africa	2,464	2,282

Unallocated assets	22,733	22,394
Total	59,292	58,774

1.
Non-current assets do not include goodwill (as it is not allocated to the individual countries), deferred tax assets, investments in associates and joint ventures, other investments and other non-current financial assets. Such assets are presented under the caption “Unallocated assets”.

2.
ArcelorMittal Ostrava, ArcelorMittal Galati and certain assets of ArcelorMittal Belgium were classified as held for sale at December 31, 2018 and sold in 2019 (see note 2.3.1 and 2.3.2).
Sales (by destination)

	Year ended December 31,
	2019	2018	2017
Americas
United States	15,238	16,271	14,367
Brazil	5,094	4,982	4,149
Canada	3,004	3,563	3,034
Mexico	1,941	1,970	2,251
Argentina	814	960	1,230
Others	1,195	1,322	1,005
Total Americas	27,286	29,068	26,036

Europe
Germany	5,694	6,757	5,933
Poland	3,957	4,518	3,746
France	4,114	4,431	4,051
Spain	3,855	4,265	3,751
Italy	4,317	3,333	2,711
Czech Republic	1,244	1,782	1,400
Turkey	1,499	1,683	1,937
United Kingdom	1,434	1,471	1,370
Belgium	1,617	1,309	1,129
Netherlands	1,142	1,209	1,117
Russia	876	1,144	1,204
Romania	720	708	621
Others	4,899	5,653	4,948
Total Europe	35,368	38,263	33,918

Asia & Africa
South Africa	2,260	2,742	2,560
Morocco	583	628	596
Egypt	309	206	310
Rest of Africa	1,278	1,257	1,033
China	676	608	622
Kazakhstan	470	496	392
South Korea	380	365	259
India	95	92	163
Rest of Asia	1,910	2,308	2,790
Total Asia & Africa	7,961	8,702	8,725

Total	70,615	76,033	68,679

Schedule of Sales by Product Type
The table below presents sales to external customers by product type. In addition to steel produced by the Company, amounts include material purchased for additional transformation and sold through distribution services. Others mainly include non-steel and by-products sales, manufactured and specialty steel products sales, shipping and other services.

	Year ended December 31,
	2019	2018	2017
Flat products	43,633	46,734	43,065
Long products	13,706	15,751	13,685
Tubular products	2,044	2,158	1,810
Mining products	1,165	1,009	985
Others	10,067	10,380	9,134
Total	70,615	76,033	68,679

Disaggregation of Revenue From Contracts With Customers
The tables below summarize the disaggregated revenue recognized from contracts with customers:

Year ended December 31, 2019	NAFTA	Brazil	Europe	ACIS	Mining	Others	Total
Steel sales	17,669	6,467	33,759	5,789	—	—	63,684
Non-steel sales [1]	122	66	1,130	239	1,117	—	2,674
By-product sales [2]	114	93	816	135	—	—	1,158
Other sales [3]	573	301	1,782	324	48	71	3,099
Total	18,478	6,927	37,487	6,487	1,165	71	70,615

Year ended December 31, 2018	NAFTA	Brazil	Europe	ACIS	Mining	Others	Total
Steel sales	19,372	6,582	36,603	6,748	—	—	69,305
Non-steel sales [1]	148	31	882	243	968	—	2,272
By-product sales [2]	124	115	947	182	—	—	1,368
Other sales [3]	501	313	1,815	333	41	85	3,088
Total	20,145	7,041	40,247	7,506	1,009	85	76,033

Year ended December 31, 2017	NAFTA	Brazil	Europe	ACIS	Mining	Others	Total
Steel sales	17,210	6,128	32,676	6,661	—	—	62,675
Non-steel sales [1]	121	77	817	188	947	—	2,150
By-product sales [2]	98	89	683	159	—	—	1,029
Other sales [3]	464	277	1,649	315	38	82	2,825
Total	17,893	6,571	35,825	7,323	985	82	68,679
1.Non-steel sales mainly relate to iron ore, coal, scrap and electricity;
2.By-product sales mainly relate to slag, waste and coke by-products;
3.Other sales are mainly comprised of shipping and other services.